UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Forester Capital Management
Address: 100 Field Drive, Ste 330
         Lake Forest, IL 60045

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas H Forester
Title:     President
Phone:     (224) 544-5123

Signature, Place, and Date of Signing:

          Lake Forest, IL November 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     90

Form13F Information Table Value Total: $    124,867,124.41

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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
                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
Altria Group                    	Common Stock	02209S103   4,676,573.90      194,695	     SOLE	   NONE	     SOLE
Bristol Myers Squibb Co         	Common Stock	110122108   4,307,914.55      158,905	     SOLE	   NONE      SOLE
Travelers Companies             	Common Stock	89417E113   4,230,624.20      81,202	     SOLE	   NONE      SOLE
Kimberly Clark Corp             	Common Stock	494368103   4,196,700.75      64,515	     SOLE	   NONE      SOLE
Chevron Corp                    	Common Stock	166764100   4,123,824.00      50,880	     SOLE	   NONE      SOLE
UnitedHealth Group              	Common Stock	91324P102   4,093,018.47      116,577	     SOLE	   NONE      SOLE
Johnson & Johnson               	Common Stock	478160104   4,069,532.80      65,680	     SOLE	   NONE      SOLE
3M Co                           	Common Stock	88579Y101   3,912,788.75      45,125	     SOLE	   NONE      SOLE
Kraft Foods                     	Common Stock	50075N104   3,868,239.28      125,348	     SOLE	   NONE      SOLE
Microsoft                       	Common Stock	594918104   3,721,500.40      151,960	     SOLE	   NONE      SOLE
Wal-Mart Stores, Inc            	Common Stock	931142103   3,672,007.20      68,610	     SOLE	   NONE      SOLE
Cvs Caremark Corp               	Common Stock	126650100   3,569,012.70      113,410	     SOLE	   NONE      SOLE
Oracle Corp                     	Common Stock	68389X105   3,563,773.65      132,729	     SOLE	   NONE      SOLE
Hewlett-Packard Co              	Common Stock	428236103   3,439,138.36      81,748	     SOLE	   NONE      SOLE
Honeywell International         	Common Stock	438516106   3,216,935.28      73,212	     SOLE	   NONE      SOLE
American Electric Power         	Common Stock	025537101   3,024,118.10      83,470	     SOLE	   NONE      SOLE
Lilly, Eli & Co                 	Common Stock	532457108   2,909,614.50      79,650	     SOLE	   NONE      SOLE
Conoco Phillips                 	Common Stock	20825C104   2,873,797.20      50,040	     SOLE	   NONE      SOLE
General Dynamics                	Common Stock	369550108   2,870,417.00      45,700	     SOLE	   NONE      SOLE
International Business Machs C  	Common Stock	459200101   2,805,538.10      20,915	     SOLE	   NONE      SOLE
Public Enterprise Group         	Common Stock	744573106   2,686,757.60      81,220	     SOLE	   NONE      SOLE
AON                             	Common Stock	037389103   2,642,858.25      67,575	     SOLE	   NONE      SOLE
AT&T                            	Common Stock	00206R102   2,596,994.40      90,804	     SOLE	   NONE      SOLE
Molson Coors                    	Common Stock	60871R209   2,541,616.50      53,825	     SOLE	   NONE      SOLE
Merck Co Inc                    	Common Stock	58933Y105   2,528,368.47      68,687	     SOLE	   NONE      SOLE
McDonalds Corp                  	Common Stock	580135101   2,527,006.65      33,915	     SOLE	   NONE      SOLE
Symantec Corp                   	Common Stock	871503108   2,484,724.25      164,225	     SOLE	   NONE      SOLE
Allstate Corp                   	Common Stock	020002101   2,432,031.75      77,085	     SOLE	   NONE      SOLE
Pfizer, Inc                     	Common Stock	717081103   2,408,933.83      140,299	     SOLE	   NONE      SOLE
TECO Energy                     	Common Stock	872375100   2,390,160.00      138,000	     SOLE	   NONE      SOLE
Newmont Mining Corp             	Common Stock	651639106   2,102,564.75      33,475	     SOLE	   NONE      SOLE
Target Corp                     	Common Stock	87612E110   1,973,165.12      36,923	     SOLE	   NONE      SOLE
US Bancorp                      	Common Stock	902973304   1,958,141.72      90,570.8	     SOLE	   NONE      SOLE
Best Buy Company Inc            	Common Stock	086516101   1,848,782.40      45,280	     SOLE	   NONE      SOLE
Sempra Energy                   	Common Stock	816851109   1,555,896.00      28,920	     SOLE	   NONE      SOLE
V F Corp                        	Common Stock	918204108   1,535,329.00      18,950	     SOLE	   NONE      SOLE
Mosaic                          	Common Stock	61945A107   1,530,404.20      26,045	     SOLE	   NONE      SOLE
Humana Inc                      	Common Stock	444859102   1,350,451.20      26,880	     SOLE	   NONE      SOLE
Valero Energy                   	Common Stock	91913Y100   1,188,753.90      67,890	     SOLE	   NONE      SOLE
Devon Energry Corp              	Common Stock	25179M103   1,044,579.90      16,135	     SOLE	   NONE      SOLE
State Street                    	Common Stock	857477103   1,021,715.80      27,130	     SOLE	   NONE      SOLE
Transocean                      	Common Stock	H8817H100   990,066.00	      15,400	     SOLE	   NONE      SOLE
Johnson Controls Inc            	Common Stock	478366107   416,325.00	      13,650	     SOLE	   NONE      SOLE
Siemens                         	Common Stock	826197501   391,034.00	      3,710	     SOLE	   NONE      SOLE
British American Tobacco ADR		Common Stock	110448107   352,631.20	      4,720	     SOLE	   NONE      SOLE
Sony Corp ADR                   	Common Stock	835699307   327,752.00	      10,600	     SOLE	   NONE      SOLE
Fomento Economico ME            	Common Stock	344419106   311,989.50	      6,150	     SOLE	   NONE      SOLE
Novartis AG Spon ADR            	Common Stock	66987V109   311,129.65	      5,395	     SOLE	   NONE      SOLE
Delhaize Freres                 	Common Stock	2975W101    303,188.40	      4,190	     SOLE	   NONE      SOLE
SAP                             	Common Stock	803054204   301,777.20	      6,120	     SOLE	   NONE      SOLE
Unilever PLC ADR                	Common Stock	904767704   300,021.00	      10,310	     SOLE	   NONE      SOLE
AstraZeneca PLC ADR             	Common Stock	046353108   296,088.00	      5,840	     SOLE	   NONE      SOLE
Sanofi Aventis ADR              	Common Stock	80105N105   295,925.00	      8,900	     SOLE	   NONE      SOLE
Diageo PLC ADR                  	Common Stock	25243Q205   288,806.85	      4,185	     SOLE	   NONE      SOLE
BT Group PLC                    	Common Stock	05577E101   279,260.80	      12,740	     SOLE	   NONE      SOLE
ABB LTD ADR                     	Common Stock	000375204   268,118.40	      12,695	     SOLE	   NONE      SOLE
Nippon Teleph & Teleg ADR		Common Stock	654624105   261,944.00	      11,950	     SOLE	   NONE      SOLE
Canadian Imperial Bank          	Common Stock	136069101   260,784.00	      3,600	     SOLE	   NONE      SOLE
Toyota Motor Corp ADR           	Common Stock	892331307   259,835.40	      3,630	     SOLE	   NONE      SOLE
Korea Electric Power Corp ADR   	Common Stock	500631106   245,799.30	      19,010	     SOLE	   NONE      SOLE
Panasonic Corp ADR              	Common Stock	69832A205   236,156.20	      17,390	     SOLE	   NONE      SOLE
Vodafone                        	Common Stock	92857W209   223,290.00	      9,000	     SOLE	   NONE      SOLE
Williams Cos Inc Com            	Common Stock	969457100   201,706.05	      10,555	     SOLE	   NONE      SOLE
HSBC Holdings PLC ADR           	Common Stock	404280406   192,747.90	      3,810	     SOLE	   NONE      SOLE
Royal Dutch Shell PLC ADR       	Common Stock	780259206   189,342.00	      3,140	     SOLE	   NONE      SOLE
Nokia Corp, Spon ADR            	Common Stock	654902204   185,404.55	      18,485	     SOLE	   NONE      SOLE
Credit Suisse Grp ADR           	Common Stock	225401108   178,752.00	      4,200	     SOLE	   NONE      SOLE
Eni SPA                         	Common Stock	26874R108   172,720.00	      4,000	     SOLE	   NONE      SOLE
TD Bank                         	Common Stock	891160509   158,972.00	      2,200	     SOLE	   NONE      SOLE
Petrobras Brasileiro            	Common Stock	71654V408   155,598.30	      4,290	     SOLE	   NONE      SOLE
Total SA ADR                    	Common Stock	89151E109   146,028.00	      2,830	     SOLE	   NONE      SOLE
Allianz SE ADR                  	Common Stock	018805101   143,340.50	      12,685	     SOLE	   NONE      SOLE
POSCO ADR                       	Common Stock	693483109   127,657.60	      1,120	     SOLE	   NONE      SOLE
Exxon Mobil Corp Com            	Common Stock	30231G102   119,041.65	      1,926.6	     SOLE	   NONE      SOLE
Banco Santander                 	Common Stock	05964H105   77,226.00	      6,100	     SOLE	   NONE      SOLE
General Electric                	Common Stock	369604103   63,050.00	      3,880	     SOLE	   NONE      SOLE
Buckeye Partners L.P            	Common Stock	118230101   44,450.00	      700	     SOLE	   NONE      SOLE
Glaxosmithkline Plc Spons Adr   	Common Stock	37733W105   42,286.40	      1,070	     SOLE	   NONE      SOLE
Luxottica                       	Common Stock	55068R202   40,374.40	      1,480	     SOLE	   NONE      SOLE
Australia & New Zealand Bkg Gr  	Common Stock	052528304   33,016.32	      1,440	     SOLE	   NONE      SOLE
Bce Inc Com New Isin#ca05534b7  	Common Stock	05534B760   32,500.00	      1,000	     SOLE	   NONE      SOLE
Enterprise Prods Partners L P   	Common Stock	293792107   24,595.40	      620	     SOLE	   NONE      SOLE
Gold Fields Ltd New Spons Adr   	Common Stock	38059T106   24,432.00	      1,600	     SOLE	   NONE      SOLE
Telefonica de Espana SA         	Common Stock	879382208   22,245.00	      300	     SOLE	   NONE      SOLE
Coca Cola Company               	Common Stock	191216100   16,970.80	      290	     SOLE	   NONE      SOLE
Covidien PLC                    	Common Stock	G255F105    16,072.00	      400	     SOLE	   NONE      SOLE
Lexington Corporate Properties  	Common Stock	529043101   16,067.04	      2,244	     SOLE	   NONE      SOLE
Dr Pepper Snapple Group Inc Co  	Common Stock	26138E109   14,563.20	      410	     SOLE	   NONE      SOLE
Kroger                          	Common Stock	501044101   6,714.60	      310	     SOLE	   NONE      SOLE
JP Morgan Chase & Co Com Isin#		Common Stock	46625H100   5,023.92	      132	     SOLE	   NONE      SOLE


====================================================================================================================================

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